Employee Benefit Expense - Schedule of Employee Benefit Expenses (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Employee Benefit Expenses [Line Items]
Wages and salaries	RM 14,184,501	$ 3,172,983	RM 13,188,086	RM 8,847,798
Defined contribution plans	910,271	203,622	1,125,737	895,795
Share-based compensation awards	273,635	61,210	4,451,733
Directors’ fees	15,011,568	3,357,992	5,919,444	193,000
Other short-term benefits	69,694	15,590	85,668	651,659
Total	30,449,669	6,811,397	24,770,668	10,588,252
Director [Member]
Schedule of Employee Benefit Expenses [Line Items]
Wages and salaries	3,752,046	839,309	3,258,912	2,449,284
Defined contribution plans	348,586	77,977	344,748	325,751
Share-based compensation awards	273,635	61,210	4,018,274
Directors’ fees	8,608,016	1,925,558	5,941,485	388,000
Other short-term benefits	8,327	1,863	9,269	7,676
Total	RM 12,990,610	$ 2,905,917	RM 13,572,688	RM 3,170,711